Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
INCOME TAXES
Effective income tax rate (as a percent)	34.20%	36.60%	36.90%	35.40%	35.40%	35.30%	36.40%
Effective income tax rates as compared to the U.S. Federal income tax rate
U.S. federal statutory rate (as a percent)			35.00%		35.00%	35.00%	35.00%
Uncertain tax positions
Uncertain tax positions including interest and penalties	$ 7,000		$ 7,000		$ 13,239	$ 12,844
Reasonably possible increase in the reserve for uncertain tax positions, low range	8,400		8,400		8,600
Possible increase in the reserve for uncertain tax positions, high range	$ 11,000		$ 11,000		$ 11,200